Fixed Deposits	6 Months Ended
Dec. 31, 2024
Fixed Deposits [Abstract]
FIXED DEPOSITS

NOTE 8 – FIXED DEPOSITS

Fixed deposits are time deposits placed with banks with a maturity date over one year. Interest earned is recorded as interest income in the statements of (loss) income and comprehensive (loss) income. As of December 31, 2024, the Company’s time deposits were RMB19,000,000 ($2,643,147); and mature in May 2026.

Fixed deposits consisted of the following:

		As of December 31, 2024
No.		Principal Amount	Interest Rate	Deposit date	Maturity date
		RMB
(1)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	8,000,000	3.200%	2023/05/10	2026/05/10
(2)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	3,000,000	3.200%	2023/05/11	2026/05/11
(3)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	8,000,000	3.200%	2023/05/12	2026/05/12
	Total	19,000,000

		As of June 30, 2024
No.		Principal Amount	Interest Rate	Deposit date	Maturity date
		RMB
(1)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	8,000,000	3.200%	2023/05/10	2026/05/10
(2)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	3,000,000	3.200%	2023/05/11	2026/05/11
(3)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	8,000,000	3.200%	2023/05/12	2026/05/12
	Total	19,000,000